Income Taxes Effective Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate, amount	$ 235.4	$ 226.4	$ 135.7
Statutory federal income tax rate, percent	35.00%	35.00%	35.00%
State taxes, net of federal effect, amount	$ 17.8	$ 16.5	$ 6.5
State taxes, net of federal effect, percent	2.60%	2.60%	1.60%
Equity based compensation, amount	$ (1.6)	$ 0.0	$ 0.0
Equity based compensation, percent	(0.20%)	0.00%	0.00%
Effect of rates different than statutory, amount	$ (4.5)	$ (1.9)	$ (1.9)
Effect of rates different than statutory, percent	(0.70%)	(0.30%)	(0.50%)
Foreign withholding tax, amount	$ 0.8	$ 3.3	$ 0.0
Foreign withholding tax, percent	0.10%	0.50%	0.00%
Effect of U.K. tax rate change on deferred taxes, amount	$ (1.5)	$ (4.0)	$ 0.0
Effect of U.K. tax rate change on deferred taxes, percent	(0.20%)	(0.60%)	0.00%
Other, amount	$ 1.6	$ 3.6	$ 2.5
Other, percent	0.30%	0.50%	0.70%
Income tax expense	$ 248.0	$ 243.9	$ 142.8
Income tax expense, rate	36.90%	37.70%	36.80%